MEZZANINE EQUITY (Details- Distinguishing Liabilities from Equity) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
DisclosureLineItems [Line Items]
Preferred Stock - Series B, beginning balance	$ 6,417,301
Preferred Stock - Series B, ending balance	6,606,045	$ 6,417,301
Series B Preferred Stock [Member]
DisclosureLineItems [Line Items]
Preferred Stock - Series B, beginning balance	6,417,301	6,039,813	$ 5,662,325
Dividends of Series B Convertible Preferred Stock	188,744	377,488	377,488
Preferred Stock - Series B, ending balance	$ 6,606,045	$ 6,417,301	$ 6,039,813